Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 103.3%		Shares	Value
Communication Services - 12.3%
Alphabet, Inc. - Class C (a)		1,136	$189,928
Charter Communications, Inc. - Class A (b)		79	25,603
Meta Platforms, Inc. - Class A		264	151,124
Netflix, Inc. (b)		74	52,486
Take-Two Interactive Software, Inc. (b)		106	16,293
			435,434

Consumer Discretionary - 13.3%
Amazon.com, Inc. (a)(b)		807	150,368
Burlington Stores, Inc. (b)		138	36,360
Caesars Entertainment, Inc. (b)		582	24,293
DoorDash, Inc. - Class A (b)		191	27,262
Floor & Decor Holdings, Inc. - Class A (b)		263	32,657
Hilton Worldwide Holdings, Inc.		309	71,225
NIKE, Inc. - Class B		261	23,072
Royal Caribbean Cruises Ltd.		112	19,864
Tesla, Inc. (b)		78	20,407
TopBuild Corp. (b)		121	49,224
YETI Holdings, Inc. (b)		380	15,591
			470,323

Consumer Staples - 4.5%
Celsius Holdings, Inc. (b)		211	6,617
Costco Wholesale Corp.		37	32,801
Dollar Tree, Inc. (b)		163	11,462
Monster Beverage Corp. (b)		517	26,972
Philip Morris International, Inc.		680	82,552
			160,404

Energy - 1.1%
EOG Resources, Inc.		302	37,125

Financials - 3.8%
Affirm Holdings, Inc. (b)		348	14,206
First Republic Bank (b)		303	4
MSCI, Inc.		38	22,151
PNC Financial Services Group, Inc.		154	28,467
Progressive Corp.		112	28,421
S&P Global, Inc.		76	39,263
			132,512

Health Care - 17.4%
Abbott Laboratories		623	71,028
Alnylam Pharmaceuticals, Inc. (b)		109	29,978
BioMarin Pharmaceutical, Inc. (b)		327	22,985
Danaher Corp.		154	42,815
Dexcom, Inc. (b)		165	11,062
Eli Lilly & Co.		108	95,682
Insulet Corp. (b)		120	27,930
IQVIA Holdings, Inc. (b)		121	28,673
Molina Healthcare, Inc. (b)		78	26,876
Regeneron Pharmaceuticals, Inc. (b)		37	38,896
Thermo Fisher Scientific, Inc.		118	72,991
UnitedHealth Group, Inc.		155	90,625
Vertex Pharmaceuticals, Inc. (b)		118	54,880
			614,421

Industrials - 19.4%
Carrier Global Corp.		855	68,819
Copart, Inc. (b)		1,143	59,893
Dayforce, Inc. (b)		456	27,930
General Electric Co.		298	56,197
Ingersoll Rand, Inc.		641	62,921
RTX Corp.		379	45,920
Saia, Inc. (b)		40	17,490
TransDigm Group, Inc.		118	168,401
Uber Technologies, Inc. (b)		571	42,916
United Rentals, Inc.		76	61,539
Woodward, Inc.		233	39,962
XPO, Inc. (b)		301	32,361
			684,349

Information Technology - 29.1%(c)
Apple, Inc.		577	134,441
Applied Materials, Inc.		181	36,571
Autodesk, Inc. (b)		112	30,854
Broadcom, Inc. (a)		1,149	198,202
EPAM Systems, Inc. (b)		87	17,316
First Solar, Inc. (b)		109	27,189
Micron Technology, Inc.		223	23,127
Microsoft Corp.		693	298,198
NVIDIA Corp.		643	78,086
Palo Alto Networks, Inc. (b)		106	36,231
Salesforce, Inc.		424	116,053
ServiceNow, Inc. (b)		37	33,092
			1,029,360

Materials - 1.5%
Albemarle Corp.		164	15,532
Linde PLC		78	37,195
			52,727

Real Estate - 0.9%
Equinix, Inc.		36	31,955
TOTAL COMMON STOCKS (Cost $2,753,473)			3,648,610

PURCHASED OPTIONS - 0.4%(d)	Notional Amount	Contracts	Value
Over-the-Counter Put Options - 0.4%			$–
Milliman - Capital Group Growth Basket, Counterparty: Bank of America, Expiration: 11/11/2024; Exercise Price: $9,500.00 (e)	$ 3,641,381	337	11,606
TOTAL PURCHASED OPTIONS (Cost $54,931)			11,606

TOTAL INVESTMENTS - 103.7% (Cost $2,808,404)			3,660,216
Liabilities in Excess of Other Assets - (3.7)%			(129,105)
TOTAL NET ASSETS - 100.0%			$3,531,111

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $427,907 which represented 12.1% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(e)	Comprised of a proprietary basket of securities. The underlying components of the basket as of September 30, 2024 are shown below:

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
Microsoft Corp.	692	$297,681	8.17%
Broadcom, Inc.	1,147	197,795	5.43%
Alphabet, Inc. - Class C	1,134	189,635	5.21%
TransDigm Group, Inc.	118	168,136	4.62%
Meta Platforms, Inc. - Class A	263	150,754	4.14%
Amazon.com, Inc.	805	150,068	4.12%
Apple, Inc.	576	134,221	3.69%
Salesforce, Inc.	423	115,842	3.18%
Eli Lilly & Co.	108	95,923	2.63%
UnitedHealth Group, Inc.	155	90,370	2.48%
Philip Morris International, Inc.	679	82,435	2.26%
NVIDIA Corp.	642	77,979	2.14%
Thermo Fisher Scientific, Inc.	118	73,118	2.01%
Hilton Worldwide Holdings, Inc.	309	71,131	1.95%
Abbott Laboratories	622	70,910	1.95%
Carrier Global Corp.	853	68,685	1.89%
Ingersoll Rand, Inc.	639	62,771	1.72%
United Rentals, Inc.	76	61,589	1.69%
Copart, Inc.	1,141	59,772	1.64%
General Electric Co.	297	56,004	1.54%
Vertex Pharmaceuticals, Inc.	117	54,564	1.50%
Netflix, Inc.	73	52,114	1.43%
TopBuild Corp.	120	48,964	1.34%
RTX Corp.	378	45,773	1.26%
Uber Technologies, Inc.	570	42,839	1.18%
Danaher Corp.	154	42,759	1.17%
Woodward, Inc.	232	39,823	1.09%
S&P Global, Inc.	76	39,073	1.07%
Regeneron Pharmaceuticals, Inc.	37	38,421	1.06%
EOG Resources, Inc.	302	37,067	1.02%
Linde PLC	78	36,991	1.01%
Applied Materials, Inc.	180	36,435	1.00%
Burlington Stores, Inc.	138	36,417	1.00%
Palo Alto Networks, Inc.	106	36,279	1.00%
ServiceNow, Inc.	37	33,311	0.91%
Costco Wholesale Corp.	37	33,043	0.91%
Floor & Decor Holdings, Inc. - Class A	263	32,630	0.90%
XPO, Inc.	300	32,246	0.89%
Equinix, Inc.	36	31,942	0.88%
Autodesk, Inc.	112	30,867	0.85%
Alnylam Pharmaceuticals, Inc.	109	29,963	0.82%
IQVIA Holdings, Inc.	120	28,519	0.78%
PNC Financial Services Group, Inc.	153	28,320	0.78%
The Progressive Corp.	111	28,243	0.78%
Dayforce, Inc.	455	27,867	0.77%
Insulet Corp.	120	27,862	0.77%
DoorDash, Inc. - Class A	191	27,208	0.75%
First Solar, Inc.	109	27,087	0.74%
Monster Beverage Corp.	516	26,926	0.74%
Molina Healthcare, Inc.	77	26,689	0.73%
Top 50 Holdings		$3,335,061	91.59%
Other Securities		306,320	8.41%
Total Underlying Positions		$3,641,381	100.00%

Milliman - Capital Group Hedged U.S. Growth Fund
Schedule of Written Options
September 30, 2024 (Unaudited)

WRITTEN OPTIONS - (4.7)%	Notional Amount	Contracts	Value
Over-the-Counter Call Options - (4.6)%
Milliman - Capital Group Growth Basket, Counterparty: Bank of America; Expiration: 11/11/2024; Exercise Price: $10,510.00 (a)	$(3,641,381)	(337)	$(162,923)

Over-the-Counter Put Options - (0.1)%
Milliman - Capital Group Growth Basket, Counterparty: Bank of America; Expiration: 11/11/2024; Exercise Price: $8,000.00 (a)	(3,641,381)	(337)	(3,269)
TOTAL WRITTEN OPTIONS (Premiums received $54,931)			(166,192)

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Milliman - Capital Group Hedged U.S. Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,648,610	$–	$–	$3,648,610
Purchased Options	–	11,606	–	11,606
Total Investments	$3,648,610	$11,606	$–	$3,660,216

Liabilities:
Investments:
Written Options	$–	$(166,192)	$–	$(166,192)
Total Investments	$–	$(166,192)	$–	$(166,192)

Refer to the Schedule of Investments for further disaggregation of investment categories.